Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Schedule of Non-Cash Investing and Financing Activities

Non-cash investing and financing activities:

	Year Ended December 31,
	2025	2024	2023
Reallocation of opening deficit to reserve	€-	€-	€(1,028,578)
Recognition of right-of-use assets from lease extension	€-	€41,944	€-
Recognition of right-of-use assets from lease addition	€-	€-	€19,353
Recognition of right-of-use assets from lease modification	€42,644	€-	€-
Derecognition of right-of-use assets	€11,349	€-	€-
Conversion form related party loan to capital contribution	€-	€600,000	€-